Operating Leases	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
OPERATING LEASES

Note 15 – OPERATING LEASES

The company has signed two lease agreements for office premises and restaurant premises. On October 6, 2010, Far Ling Restaurant entered into a lease agreement with the landlord to lease the space for the restaurant for 15 years and six months, which can be renewed for 10 years.

On April 4, 2022, Far Ling signed supplemental lease agreement with the landlord to modify the lease agreement, with new lease terms expired by December 31, 2026, and monthly lease payment of $20,000 starting from Jan 2022.

As a result of this change, the lease agreement has been modified, which may have significant impact on the reported ROU assets and corresponding lease liability.

A lease modification is a change to the terms and conditions of a contract resulting in a change to either the scope or consideration for a lease. This could be a change that either adds or terminates the right to use a portion or all of the underlying asset(s) or changes the lease term. If the lease modification only partially reduces the lessee’s rights to the underlying asset(s), this is accounted for as a partial termination. In this scenario, the lease liability is remeasured based on the new payment terms, and the ROU asset is reduced based on either the proportionate change in the lease liability or the proportionate change in the asset.

As a result of the above mentioned lease modification, the remaining lease term of the Company’s leases ranges from approximately 1 to 4 years. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

Other lease related expenses amounted to $54,145 for repair and maintenance, $4,680 for parking, and $21,713 for water utility for the year ended December 31, 2022.

The components of lease expense were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Operating lease cost	$214,959	$85,481	$50,244
Short-term lease costs	-	-	-
Total lease cost	$214,959	$85,481	$50,244

Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$42,484	$10,075	$9,420

Weighted-average remaining lease term	4.0 years	14.2 years	5.97 years
Weighted-average discount rate	3.50%	3.75%	5.39%

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2022	2021
Operating lease right-of-use assets	$783,658	$4,604,365
Operating lease right-of-use assets, related parties	-	-
Total lease right-of-use assets	783,658	4,604,365

Operating lease liabilities, current	212,814	268,403
Operating lease liabilities-related parties, current	-	-
Operating lease liabilities-related party, non-current	683,113	4,846,760
Total operating lease liabilities	$895,927	$5,115,163

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2022:

2023	240,000
2024	240,000
2025	240,000
2026	240,000
Total	960,000
Less imputed interest	(64,073)
Total operating lease liabilities	$895,927